Dividend per ordinary share (Tables)	6 Months Ended
Jun. 30, 2018
Text block1 [abstract]
Schedule of Dividends to Shareholders of the Parent

Dividends to shareholders of the parent

	Per
	ordinary	Total
	share	(in EUR
	(in EUR)	million)
Dividends on ordinary shares:
In respect of 2016
– Final dividend, paid in cash in May 2017	0.42	1,632
In respect of 2017
– Interim dividend, paid in cash in August 2017	0.24	933
– Final dividend, paid in cash in May 2018	0.43	1,673

Total dividend paid in respect of 2017	0.67	2,606
In respect of 2018
– Interim dividend declared	0.24	934